10-K Commitment and Contingencies - Leases (Narrative) (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($) renewal_option	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 24, 2023 USD ($)	Sep. 23, 2022 USD ($)	Jan. 19, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Number of renewal options | renewal_option	5
Renewal term	1 year								2 years	5 years
Lease term	4 years							39 months	5 years	5 years
Total minimum payments	$ 1,700,000	$ 4,217,871		$ 4,217,871		$ 3,502,273		$ 1,100,000	$ 800,000	$ 1,400,000
Discount rate	19.00%							19.00%	19.00%	19.00%
Weighted average remaining lease term		3 years 7 months 6 days		3 years 7 months 6 days		4 years 2 months 12 days
Lease liability		$ 590,764		$ 590,764		$ 347,131	$ 0
Lease liability, noncurrent		2,460,026		2,460,026		2,058,734
Lease cost		$ 349,406	$ 157,467	$ 669,846	$ 314,012	$ 717,502
Rent expense, Pre ASC 842							$ 240,821
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities		Other long-term liabilities		Other long-term liabilities
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses		Accrued expenses		Accrued expenses	Accrued expenses
Ware-house And Office Space | CALIFORNIA
Lessee, Lease, Description [Line Items]
Number of renewal options | renewal_option	5
Renewal term	1 year
Lease term	4 years
Total minimum payments	$ 1,700,000
Discount rate	19.00%
Ware-house And Office Space | Oxnard, California
Lessee, Lease, Description [Line Items]
Renewal term									2 years
Lease term									5 years
Total minimum payments									$ 800,000
Office Space
Lessee, Lease, Description [Line Items]
Renewal term										5 years
Lease term										5 years
Total minimum payments										$ 1,400,000
Cost of Sales
Lessee, Lease, Description [Line Items]
Lease cost		$ 154,982	99,336	$ 298,839	205,272	$ 442,202
Rent expense, Pre ASC 842							$ 108,989
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Lease cost		$ 194,424	$ 58,131	$ 371,007	$ 108,740	$ 275,299
Rent expense, Pre ASC 842							$ 131,832